Operating expenses by function (Tables)	12 Months Ended
Dec. 31, 2023
Operating expenses by function
Schedule of research and development expenses

	FOR THE YEAR ENDED DECEMBER 31,
(amounts in thousands of euros)	2021	2022	2023
Personnel expenses	(4,392)	(6,179)	(3,993)
Other purchases and external charges	(19,345)	(12,991)	(6,378)
Miscellaneous	(264)	(285)	(35)
Research and development costs	(24,001)	(19,455)	(10,406)
Research tax credit (CIR)	4,080	3,413	1,561
Grants	256	7
Subsidies and CIR	4,336	3,420	1,561
Research and development costs, net	(19,665)	(16,034)	(8,845)

Schedule of general and administrative expenses

	FOR THE YEAR ENDED DECEMBER 31,
(amounts in thousands of euros)	2021	2022	2023
Personnel expenses	(3,107)	(4,110)	(1,570)
Other purchases and external charges	(3,991)	(2,928)	(3,427)
Miscellaneous	(52)	(199)	(491)
General and administrative expenses	(7,150)	(7,237)	(5,488)